Shareholders' Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Millions		12 Months Ended
	Apr. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2022	Dec. 31, 2021	Apr. 28, 2022
Shareholders’ equity [Line Item]
Authorized share capital increased (in Shares)		2,000,000,000
Advance payment of interest				R$ 50
Deducted amount				7
Net amount				R$ 43
Dividends approval	R$ 68		R$ 111		R$ 224
Income tax percentage		15.00%
Percentage of net income		5.00%
Capital percentage		20.00%
Legal reserve		R$ 180	180
Legal reserve for the year			23
Expansion reserve	R$ 325					R$ 632
Tax incentives reserve amount		939	753
Incentives generated		710
Recognized generated incentives		R$ 229
Exercise price (in Brazil Real per share)		R$ 0.01
Percentage of closing price		80.00%
Shares issued percentage		2.00%
Amounts recorded in statement of operation		R$ 28	R$ 14
Granted shares (in Shares)		1,989,465
Premium Percentage		50.00%
Cumulative compliance percentage		50.00%
Environmental, Social and Governance (“ESG”) goal percentage		30.00%
Operating target weight percentage		70.00%
Total expense		R$ 4
Payroll charges		4
Fair value expenses		R$ 35
3 year anniversary [Member]
Shareholders’ equity [Line Item]
Shares vested percentage		20.00%
4 year anniversary [Member]
Shareholders’ equity [Line Item]
Shares vested percentage		20.00%
5 year anniversary [Member]
Shareholders’ equity [Line Item]
Shares vested percentage		60.00%
Annual General Meeting [Member]
Shareholders’ equity [Line Item]
Annual dividend percentage		25.00%